Offerings - Offering: 1	Aug. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered	19,500,000
Proposed Maximum Offering Price per Unit	0.98
Maximum Aggregate Offering Price	$ 19,110,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,925.74
Offering Note

(1) Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such number of additional common shares that may become issuable under the Lineage Cell Therapeutics, Inc. 2021 Equity Incentive Plan by reason of any stock split, stock dividend, recapitalization, or any other similar transaction effected that results in an increase to the number of outstanding common shares of the registrant.

(2) Estimated solely for the purpose of computing the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933.

(3) The proposed maximum offering price is based on the average of the high and the low prices per common share of the registrant as reported on the NYSE American as of a date (August 8, 2025) within five business days prior to the filing of this Registration Statement.